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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005
                                               --------------

Check here if Amendment [   ]; Amendment Number:
                                                 ----------------
         This Amendment (Check only one.):  [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         R R Partners LP
Address:      c/o East Side Capital Corp.
              888 Seventh Avenue
              New York, N.Y. 10106

Form 13F File Number:  028-10804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         David Rasiel
Title:        Principal
Phone:        212-333-9716

Signature, Place, and Date of Signing:


/s/ David Rasiel                  New York, New York          May 9, 2005
----------------------            ------------------          -----------------
[Signature]                       [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                               0
                                                        ----------
Form 13F Information Table Entry Total:                         35
                                                        ----------
Form 13F Information Table Value Total:                 $  611,550
                                                        ----------
                                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

              NONE

                                              RR Partners LP
                                         Form 13F Information Table
                                        Quarter Ended March 31, 2005

                  TITLE OF             VALUE      SHRS OR      SH/ PUT/ INVESTMENT  OTHER            VOTING AUTHORITY
NAME OF ISSUER    CLASS     CUSIP      (x$1,000)  PRN AMT      PRN CALL DISCRETION  MANAGERS  SOLE         SHARED       NONE
----------------- --------- ---------- ---------- ------------ --- ---- ----------- --------- ------------ ------------ ---------
ADVANCED          COM       00763M108     12,083      333,700  SH       SOLE                      333,700
MEDICAL OPTICS
INC
----------------- --------- ---------- ---------- ------------ --- ---- ----------- --------- ------------ ------------ ---------
APACHE CORP       COM       037411105     44,267      722,968  SH       SOLE                      722,968
----------------- --------- ---------- ---------- ------------ --- ---- ----------- --------- ------------ ------------ ---------
ARROW ELECTRS     COM       042735100      6,340      250,300  SH       SOLE                      250,300
INC
----------------- --------- ---------- ---------- ------------ --- ---- ----------- --------- ------------ ------------ ---------
AVNET INC         COM       053807103      6,438      349,500  SH       SOLE                      349,500
----------------- --------- ---------- ---------- ------------ --- ---- ----------- --------- ------------ ------------ ---------
BLOCKBUSTER       CL A      093679108      5,744       97,096  SH       SOLE                       97,096
INC
----------------- --------- ---------- ---------- ------------ --- ---- ----------- --------- ------------ ------------ ---------
BLOCKBUSTER       CL B      093679207        857      687,096  SH       SOLE                      687,096
INC
----------------- --------- ---------- ---------- ------------ --- ---- ----------- --------- ------------ ------------ ---------
BROOKFIELD        COM       112723101     36,246      858,700  SH       SOLE                      858,700
HOMES CORP
----------------- --------- ---------- ---------- ------------ --- ---- ----------- --------- ------------ ------------ ---------
COMMERCE          COM       200519106      3,572      110,000  SH       SOLE                      110,000
BANCORP INC NJ
----------------- --------- ---------- ---------- ------------ --- ---- ----------- --------- ------------ ------------ ---------
CYPRESS           COM       232806109      3,033      240,700  SH       SOLE                      240,700
SEMICONDUCTOR
CORP
----------------- --------- ---------- ---------- ------------ --- ---- ----------- --------- ------------ ------------ ---------
D R HORTON INC    COM       23331A109      6,334      233,333  SH       SOLE                      233,333
----------------- --------- ---------- ---------- ------------ --- ---- ----------- --------- ------------ ------------ ---------
DELTIC TIMBER     COM       247850100      6,823      162,000  SH       SOLE                      162,000
CORP
----------------- --------- ---------- ---------- ------------ --- ---- ----------- --------- ------------ ------------ ---------
FIRST CMNTY       COM       31983B101      5,639      127,300  SH       SOLE                      127,300
BANCORP CALIF
----------------- --------- ---------- ---------- ------------ --- ---- ----------- --------- ------------ ------------ ---------
FIRSTENGERGY      COM       337932107     16,998      405,200  SH       SOLE                      405,200
CORP
----------------- --------- ---------- ---------- ------------ --- ---- ----------- --------- ------------ ------------ ---------
HOSPIRA INC       COM       441060100      3,711    1,150,000  SH       SOLE                    1,150,000
----------------- --------- ---------- ---------- ------------ --- ---- ----------- --------- ------------ ------------ ---------
INTEGRATED        COM       458118106      5,970      496,300  SH       SOLE                      496,300
DEVICE
TECHNOLOGY
----------------- --------- ---------- ---------- ------------ --- ---- ----------- --------- ------------ ------------ ---------
JOHNSON CTLS      COM       478366107     16,327      292,800  SH       SOLE                      292,800
INC
----------------- --------- ---------- ---------- ------------ --- ---- ----------- --------- ------------ ------------ ---------
LABORATORY        COM       50540R409     11,732      243,400  SH       SOLE                      243,400
CORP AMER         NEW
HLDGS
----------------- --------- ---------- ---------- ------------ --- ---- ----------- --------- ------------ ------------ ---------
LEAR CORP         COM       521865105      1,034       23,300  SH       SOLE                       23,300
----------------- --------- ---------- ---------- ------------ --- ---- ----------- --------- ------------ ------------ ---------
LEGGETT & PLATT   COM       524660107      7,942      275,000  SH       SOLE                      275,000
INC
----------------- --------- ---------- ---------- ------------ --- ---- ----------- --------- ------------ ------------ ---------
LOCKHEED          COM       539830109     49,947      818,000  SH       SOLE                      818,000
MARTIN CORP
----------------- --------- ---------- ---------- ------------ --- ---- ----------- --------- ------------ ------------ ---------
MI DEVS INC       CL A SUB  55304X104      5,854      148,950  SH       SOLE                      148,950
                  VTG
----------------- --------- ---------- ---------- ------------ --- ---- ----------- --------- ------------ ------------ ---------
MAGNA INTL INC    CL A      559222401     16,497       87,500  SH       SOLE                       87,500
----------------- --------- ---------- ---------- ------------ --- ---- ----------- --------- ------------ ------------ ---------
MEDCO HEALTH      COM       58405U102      4,729      332,800  SH       SOLE                      332,800
SOLUTIONS INC
----------------- --------- ---------- ---------- ------------ --- ---- ----------- --------- ------------ ------------ ---------
NOVELIS INC       COM       67000X106     46,567    2,124,000  SH       SOLE                    2,124,000
----------------- --------- ---------- ---------- ------------ --- ---- ----------- --------- ------------ ------------ ---------
PIONEER NAT RES   COM       723787107     60,662    1,420,000  SH       SOLE                    1,420,000
CO
----------------- --------- ---------- ---------- ------------ --- ---- ----------- --------- ------------ ------------ ---------

                                              RR Partners LP
                                         Form 13F Information Table
                                        Quarter Ended March 31, 2005

                  TITLE OF             VALUE      SHRS OR      SH/ PUT/ INVESTMENT  OTHER            VOTING AUTHORITY
NAME OF ISSUER    CLASS     CUSIP      (x$1,000)  PRN AMT      PRN CALL DISCRETION  MANAGERS  SOLE         SHARED       NONE
----------------- --------- ---------- ---------- ------------ --- ---- ----------- --------- ------------ ------------ ---------
QUEST             COM       74834L100     39,550      376,200  SH       SOLE                      376,200
DIAGNOSTICS INC
----------------- --------- ---------- ---------- ------------ --- ---- ----------- --------- ------------ ------------ ---------
RYLAND GROUP      COM       783764103     22,107      340,000  SH       SOLE                      340,000
INC
----------------- --------- ---------- ---------- ------------ --- ---- ----------- --------- ------------ ------------ ---------
SHAW              CL B      82028K200      4,993      245,000  SH       SOLE                      245,000
COMMUNICATIONS    CONV
INC
----------------- --------- ---------- ---------- ------------ --- ---- ----------- --------- ------------ ------------ ---------
SHERWIN           COM       824348106      2,771       63,000  SH       SOLE                       63,000
WILLIAMS CO
----------------- --------- ---------- ---------- ------------ --- ---- ----------- --------- ------------ ------------ ---------
STANCORP FINL     COM       852891100      3,281       38,700  SH       SOLE                       38,700
GROUP INC
----------------- --------- ---------- ---------- ------------ --- ---- ----------- --------- ------------ ------------ ---------
STEWART           CL A      680370105      2,931      476,600  SH       SOLE                      476,600
ENTERPRISES INC
----------------- --------- ---------- ---------- ------------ --- ---- ----------- --------- ------------ ------------ ---------
TIME WARNER INC   COM       887317105      2,194      125,000  SH       SOLE                      125,000
----------------- --------- ---------- ---------- ------------ --- ---- ----------- --------- ------------ ------------ ---------
UNITEDHEALTH      COM       91324P102      9,538      100,000  SH       SOLE                      100,000
GROUP INC
----------------- --------- ---------- ---------- ------------ --- ---- ----------- --------- ------------ ------------ ---------
WELLPOINT INC     COM       94973V107    138,126    1,101,922  SH       SOLE                    1,101,922
----------------- --------- ---------- ---------- ------------ --- ---- ----------- --------- ------------ ------------ ---------
XCEL ENERGY INC   COM       98389B100        713       41,500  SH       SOLE                       41,500
----------------- --------- ---------- ---------- ------------ --- ---- ----------- --------- ------------ ------------ ---------

REPORT SUMMARY: 35 DATA RECORDS         $611,550

                 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED